Loans (Schedule Of Acquired Purchase Credit Impaired Loans By Portfolio Segment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ending balance	$ 46,009
Unpaid balance	64,129
Commercial Financial And Industrial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ending balance	7,077
Unpaid balance	9,169
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ending balance	38,042
Unpaid balance	53,648
Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ending balance	878
Unpaid balance	1,291
Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ending balance	12
Unpaid balance	$ 21